JPMorgan Fundamental Data Science Large Value ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	1,100	218,933
General Dynamics Corp.	2,026	695,364
Northrop Grumman Corp.	912	622,203
RTX Corp.	8,256	1,592,582
TransDigm Group, Inc.	319	369,708
		3,498,790
Automobile Components — 0.3%
Lear Corp.	2,758	333,939
Banks — 7.2%
Bank of America Corp.	38,627	1,883,066
Citigroup, Inc.	6,624	751,228
Citizens Financial Group, Inc.	11,853	710,824
M&T Bank Corp.	3,786	782,642
PNC Financial Services Group, Inc. (The)	3,575	743,922
Wells Fargo & Co.	24,943	1,985,712
		6,857,394
Beverages — 1.6%
Coca-Cola Co. (The)	8,387	637,832
PepsiCo, Inc.	5,611	871,332
		1,509,164
Biotechnology — 2.0%
AbbVie, Inc.	3,574	777,309
Regeneron Pharmaceuticals, Inc.	877	677,605
Vertex Pharmaceuticals, Inc. *	966	431,358
		1,886,272
Broadline Retail — 2.1%
Amazon.com, Inc. *	9,691	2,018,345
Building Products — 0.9%
Fortune Brands Innovations, Inc.	6,415	249,993
Trane Technologies plc	1,560	650,114
		900,107
Capital Markets — 5.5%
Ameriprise Financial, Inc.	701	311,524
Blackrock, Inc.	979	941,514
Charles Schwab Corp. (The)	9,917	932,000
CME Group, Inc.	2,889	853,266
Goldman Sachs Group, Inc. (The)	494	417,919
Morgan Stanley	7,918	1,303,065
State Street Corp.	3,524	445,998
		5,205,286
Chemicals — 1.8%
Axalta Coating Systems Ltd. *	16,058	444,807

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
DuPont de Nemours, Inc.	5,023	230,053
Linde plc	2,016	999,452
		1,674,312
Construction Materials — 0.5%
Vulcan Materials Co.	1,794	488,506
Consumer Finance — 0.9%
Ally Financial, Inc.	7,718	302,777
Capital One Financial Corp.	2,946	537,439
		840,216
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	8,485	144,584
Walmart, Inc.	10,318	1,282,321
		1,426,905
Containers & Packaging — 0.8%
Amcor plc	10,502	417,454
Ball Corp.	6,005	354,956
		772,410
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	12,817	371,565
Comcast Corp., Class A	25,956	745,197
Verizon Communications, Inc.	16,363	821,422
		1,938,184
Electric Utilities — 3.8%
Entergy Corp.	7,132	801,351
NextEra Energy, Inc.	15,331	1,423,943
Southern Co. (The)	6,876	663,672
Xcel Energy, Inc.	9,340	741,970
		3,630,936
Electrical Equipment — 1.2%
Eaton Corp. plc	3,322	1,188,180
Electronic Equipment, Instruments & Components — 1.0%
TD SYNNEX Corp.	2,010	339,107
Teledyne Technologies, Inc. *	1,090	659,461
		998,568
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	1,611	318,173
Walt Disney Co. (The)	5,617	541,366
		859,539
Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B *	3,813	1,827,189
Corpay, Inc. *	1,221	355,299
Fidelity National Information Services, Inc.	6,531	306,369

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	1,207	603,090
MGIC Investment Corp.	8,455	221,944
		3,313,891
Food Products — 1.2%
Mondelez International, Inc., Class A	13,885	800,331
Tyson Foods, Inc., Class A	5,129	328,615
		1,128,946
Ground Transportation — 2.0%
CSX Corp.	24,841	1,019,723
Norfolk Southern Corp.	3,166	908,642
		1,928,365
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	3,142	322,589
Boston Scientific Corp. *	7,664	480,916
Medtronic plc	8,541	740,078
Zimmer Biomet Holdings, Inc.	3,011	272,254
		1,815,837
Health Care Providers & Services — 2.2%
Cigna Group (The)	2,268	604,989
Humana, Inc.	1,312	227,488
Quest Diagnostics, Inc.	1,772	347,276
UnitedHealth Group, Inc.	3,381	914,865
		2,094,618
Health Care REITs — 0.9%
Ventas, Inc.	10,773	881,016
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	27,768	532,035
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	7,940	205,487
Expedia Group, Inc.	1,062	245,205
McDonald's Corp.	3,550	1,103,304
Travel + Leisure Co.	4,808	332,666
		1,886,662
Household Durables — 0.2%
Lennar Corp., Class A	2,035	176,719
Household Products — 1.1%
Church & Dwight Co., Inc.	2,187	204,091
Procter & Gamble Co. (The)	5,510	795,864
		999,955
Industrial Conglomerates — 1.4%
3M Co.	4,682	679,967
Honeywell International, Inc.	2,974	672,213
		1,352,180

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.9%
Prologis, Inc.	6,146	812,378
Insurance — 3.3%
Arch Capital Group Ltd. *	5,106	490,125
Loews Corp.	9,677	1,032,923
MetLife, Inc.	6,542	462,650
Travelers Cos., Inc. (The)	3,858	1,125,302
		3,111,000
Interactive Media & Services — 4.0%
Alphabet, Inc., Class C	9,232	2,648,292
Meta Platforms, Inc., Class A	1,948	1,114,509
		3,762,801
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	7,749	475,401
International Business Machines Corp.	1,035	250,874
		726,275
Life Sciences Tools & Services — 1.0%
Danaher Corp.	3,942	747,403
Thermo Fisher Scientific, Inc.	335	164,663
		912,066
Machinery — 3.4%
Deere & Co.	2,030	1,143,499
Dover Corp.	4,689	977,422
Parker-Hannifin Corp.	1,203	1,076,974
		3,197,895
Metals & Mining — 0.4%
Steel Dynamics, Inc.	2,283	410,940
Multi-Utilities — 1.6%
CMS Energy Corp.	10,325	801,013
Public Service Enterprise Group, Inc.	8,488	687,104
		1,488,117
Oil, Gas & Consumable Fuels — 8.0%
Cheniere Energy, Inc.	3,140	891,006
ConocoPhillips	11,722	1,547,304
Diamondback Energy, Inc.	3,020	597,326
EOG Resources, Inc.	7,114	1,028,471
Exxon Mobil Corp.	16,663	2,827,044
Phillips 66	3,998	728,356
		7,619,507
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	2,775	184,482
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	17,962	1,089,395
Jazz Pharmaceuticals plc *	3,524	666,212

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	6,144	1,501,839
Merck & Co., Inc.	3,329	400,446
		3,657,892
Professional Services — 0.4%
SS&C Technologies Holdings, Inc.	5,881	397,379
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	4,779	647,363
Residential REITs — 0.3%
American Homes 4 Rent, Class A	8,778	245,082
Retail REITs — 0.4%
Regency Centers Corp.	5,007	378,830
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	3,377	686,983
Analog Devices, Inc.	4,175	1,328,235
Intel Corp. *	5,138	226,740
Lam Research Corp.	2,723	581,796
Marvell Technology, Inc.	1,915	189,681
Micron Technology, Inc.	3,992	1,348,657
NXP Semiconductors NV (Netherlands)	2,038	401,201
Qnity Electronics, Inc.	2,510	289,604
Texas Instruments, Inc.	4,510	875,571
		5,928,468
Software — 1.4%
Microsoft Corp.	2,104	778,838
Roper Technologies, Inc.	428	151,452
Salesforce, Inc.	2,194	409,554
		1,339,844
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	3,096	557,930
Specialty Retail — 3.2%
AutoZone, Inc. *	187	631,645
Lowe's Cos., Inc.	4,942	1,167,696
O'Reilly Automotive, Inc. *	4,948	456,750
TJX Cos., Inc. (The)	5,013	800,576
		3,056,667
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	22,443	534,368
Seagate Technology Holdings plc	2,892	1,132,970
		1,667,338
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	5,377	284,013

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 1.7%
Philip Morris International, Inc.	9,644	1,594,539
Total Common Stocks (Cost $68,995,055)		94,118,083
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $768,105)	768,105	768,105
Total Investments — 100.0% (Cost $69,763,160)		94,886,188
Other Assets in Excess of Liabilities — 0.0% ^		27,633
NET ASSETS — 100.0%		94,913,821

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,886,188	$—	$—	$94,886,188

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026*
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$614,713	$4,768,845	$5,383,558	$17	$(17)	$—	—	$3,624	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	9,254,756	8,486,651	—	—	768,105	768,105	20,890	—
Total	$614,713	$14,023,601	$13,870,209	$17	$(17)	$768,105		$24,514	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period July 1, 2025 through July 11, 2025.